RELATED PARTY TRANSACTIONS (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
UPC
Disclosure of transactions between related parties [line items]
Due from related party	$ 265	$ 236
Namdo Management Services Ltd
Disclosure of transactions between related parties [line items]
Investor relations, administrative service fees and other expenses	206	217
Due to related party	$ 0	$ 0